Operating Asset Impairments - Nonrecurring Fair Value Measurements (Detail) (USD $)	3 Months Ended	12 Months Ended					3 Months Ended					3 Months Ended					3 Months Ended					3 Months Ended
	Oct. 03, 2010	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Dec. 30, 2012 In-process research and development [Member]	Jan. 03, 2010 In-process research and development [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Level 1 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Level 2 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Level 3 [Member]		Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Existing technology [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Existing technology [Member] Level 1 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Existing technology [Member] Level 2 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Existing technology [Member] Level 3 [Member]		Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Customer relationships [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Customer relationships [Member] Level 1 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Customer relationships [Member] Level 2 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] Customer relationships [Member] Level 3 [Member]		Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] In-process research and development [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] In-process research and development [Member] Level 1 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] In-process research and development [Member] Level 2 [Member]	Oct. 03, 2010 Fair Value Measurements Nonrecurring [Member] In-process research and development [Member] Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill		$ 0						[1]	[1]		[1]
Estimated Fair Value Measurement							6,727,000	[1]	[1]	6,727,000	[1]	3,834,000	[1]	[1]	3,834,000	[1]	1,458,000	[1]	[1]	1,458,000	[1]	1,435,000	[1]	[1]	1,435,000	[1]
Impairment of goodwill	8,600,000			8,633,000			8,633,000
Intangible asset impairment charge	$ 12,800,000	$ 0	$ 0	$ 12,800,000	$ 2,500,000	$ 2,500,000	$ 12,745,000					$ 4,927,000					$ 5,343,000					$ 2,475,000

[1]	Note 3-See Cash and Cash Equivalents, Investments and Fair Value Measurements for explanation of Levels 1, 2, and 3.